COMMITMENTS AND LEASES - Schedule of Weighted Average Remaining Lease Term and Discount Rate Information (Details)	Jan. 01, 2022	Jan. 01, 2020
Leases [Abstract]
Operating Lease, Weighted average remaining lease term (in years)	6 years 6 months	6 years 2 months 12 days
Finance Lease, Weighted average remaining lease term (in years)	3 years 3 months 18 days	3 years 2 months 12 days
Operating Lease, Weighted average discount rate (as a percent)	3.00%	4.30%
Finance Lease, Weighted average discount rate (as a percent)	2.90%	2.90%